Consolidated statements of changes in shareholders' equity - EUR (€)		Equity attributable to owners of parent [member]	Issued capital [member]	Share premium and statutory reserve [member]	Subordinated notes [member]	Reserves, attributable to owners of parent [member]	Accumulated other comprehensive income attributable to owners of parent [member]		Non-controlling interests [member]	Reserves, non-controlling interests [member]	Accumulated other comprehensive income, non-controlling interests [member]		Total
Equity at beginning of period at Dec. 31, 2020		€ 34,557,000,000	€ 10,640,000,000	€ 16,859,000,000	€ 5,803,000,000	€ 1,966,000,000	€ (711,000,000)		€ 2,643,000,000	€ 2,484,000,000	€ 159,000,000		€ 37,200,000,000
Equity at beginning of period (in shares) at Dec. 31, 2020													2,660,056,599
Consolidated comprehensive income		687,000,000				233,000,000	454,000,000	[1]	580,000,000	545,000,000	36,000,000	[1]	€ 1,267,000,000
Share-based compensation		165,000,000				165,000,000			6,000,000	6,000,000			171,000,000
Purchase of treasury shares		(179,000,000)				(179,000,000)							(179,000,000)
Dividends		(2,127,000,000)				(2,127,000,000)			(218,000,000)	(218,000,000)			(2,345,000,000)
Issues and purchases of subordinated notes		(311,000,000)			(306,000,000)	(6,000,000)							(311,000,000)
Subordinated notes remuneration		(238,000,000)				(238,000,000)							(238,000,000)
Changes in ownership interests with no gain/loss of control		(185,000,000)				(185,000,000)			(213,000,000)	(213,000,000)			(398,000,000)
Changes in ownership interests with gain/loss of control	[2]								249,000,000	249,000,000			249,000,000
Other movements		(28,000,000)				(28,000,000)			(28,000,000)	(28,000,000)			(55,000,000)
Equity at end of period at Dec. 31, 2021		32,341,000,000	10,640,000,000	16,859,000,000	5,497,000,000	(399,000,000)	(257,000,000)		3,020,000,000	2,825,000,000	195,000,000		€ 35,361,000,000
Equity at end of period (in shares) at Dec. 31, 2021													2,660,056,599
Consolidated comprehensive income		2,050,000,000				2,146,000,000	(96,000,000)	[1]	487,000,000	471,000,000	16,000,000	[1]	€ 2,537,000,000
Share-based compensation		11,000,000				11,000,000			3,000,000	3,000,000			14,000,000
Purchase of treasury shares		(7,000,000)				(7,000,000)							(7,000,000)
Dividends		(1,861,000,000)				(1,861,000,000)			(328,000,000)	(328,000,000)			(2,189,000,000)
Issues and purchases of subordinated notes		(496,000,000)			(547,000,000)	51,000,000							(496,000,000)
Subordinated notes remuneration		(215,000,000)				(215,000,000)							(215,000,000)
Changes in ownership interests with no gain/loss of control		(10,000,000)				(10,000,000)							(10,000,000)
Other movements		(29,000,000)				(29,000,000)			(10,000,000)	(10,000,000)			(39,000,000)
Equity at end of period at Dec. 31, 2022		31,784,000,000	10,640,000,000	16,859,000,000	4,950,000,000	(313,000,000)	(353,000,000)		3,172,000,000	2,960,000,000	211,000,000		€ 34,956,000,000
Equity at end of period (in shares) at Dec. 31, 2022													2,660,056,599
Consolidated comprehensive income		2,108,000,000				2,440,000,000	(332,000,000)	[1]	470,000,000	451,000,000	19,000,000	[1]	€ 2,578,000,000
Share-based compensation		13,000,000				13,000,000			3,000,000	3,000,000			16,000,000
Purchase of treasury shares		(15,000,000)				(15,000,000)							(15,000,000)
Dividends		(1,862,000,000)				(1,862,000,000)			(381,000,000)	(381,000,000)			(2,242,000,000)
Issues and purchases of subordinated notes		(22,000,000)				(22,000,000)							(22,000,000)
Subordinated notes remuneration		(185,000,000)				(185,000,000)							(185,000,000)
Changes in ownership interests with no gain/loss of control		(6,000,000)				(6,000,000)			(2,000,000)	(2,000,000)			(8,000,000)
Changes in ownership interests with gain/loss of control	[3]												0
Other movements		10,000,000				10,000,000			11,000,000	11,000,000			21,000,000
Equity at end of period at Dec. 31, 2023		€ 31,825,000,000	€ 10,640,226,396	€ 16,859,000,000	€ 4,950,000,000	€ 61,000,000	€ (686,000,000)		€ 3,274,000,000	€ 3,043,000,000	€ 230,000,000		€ 35,098,000,000
Equity at end of period (in shares) at Dec. 31, 2023													2,660,056,599

[1]	Including in 2023 a variation of (269) million euros related to hedging instruments (of which (236) million euros of hedging in American dollar and pound sterling held by Orange SA), an actuarial loss of (80) million euros mainly related to the decrease in discount rates and translation adjustments of (28) million euros mainly due to the depreciation of the Egyptian pound.
[2]	Related to the takeover of Telekom Romania Communications (see Note 3.2).
[3]	Includes the fair value of the minority interests in VOO’s equity at the acquisition date, offset by the effect of the initial recognition of the financial liability related to the put option granted to Nethys by Orange (see Note 3.2).